International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 300,232	$ 253,922	$ 167,319
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	21,651	7,955	45,379
Unrealized (gain) loss on equity securities with readily determinable fair values	721	123	(107)
Stock compensation expense	449	506	743
Increase (decrease) in other liabilities	42,018	(5,519)	(13,932)
Net cash provided by operating activities	387,941	291,681	305,133
Investing activities:
Net cash used in investing activities	(992,028)	(915,889)	(343,705)
Financing activities:
Proceeds from stock transactions	1,537	2,414	542
Payments of cash dividends - common	(75,375)	(72,838)	(69,928)
Purchase of treasury stock	(52,048)	(716)	(48,878)
Net cash (used in) provided by financing activities	(517,431)	1,836,212	1,778,990
(Decrease) increase in cash and cash equivalents	(1,121,518)	1,212,004	1,740,418
Cash and cash equivalents at beginning of period	3,209,242	1,997,238	256,820
Cash and cash equivalents at end of period	2,087,724	3,209,242	1,997,238
Parent Company | Reportable Legal Entities
Operating activities:
Net income	300,232	253,922	167,319
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	437		27
Unrealized (gain) loss on equity securities with readily determinable fair values	36	(51)	22
Stock compensation expense	449	506	743
Increase (decrease) in other liabilities	1,743	(8,084)	2,467
Equity in undistributed net income of subsidiaries	(74,413)	(168,603)	(41,641)
Net cash provided by operating activities	228,484	77,690	128,937
Investing activities:
Net decrease (increase) in notes receivable	(32,556)	1,549
(Decrease) increase in other assets and other investments	(43,343)	(11,787)	31,289
Net cash used in investing activities	(75,899)	(10,238)	31,289
Financing activities:
Proceeds from stock transactions	1,537	2,414	542
Payments of cash dividends - common	(75,375)	(72,838)	(69,928)
Purchase of treasury stock	(52,048)	(716)	(48,878)
Net cash (used in) provided by financing activities	(125,886)	(71,140)	(118,264)
(Decrease) increase in cash and cash equivalents	26,699	(3,688)	41,962
Cash and cash equivalents at beginning of period	62,564	66,252	24,290
Cash and cash equivalents at end of period	$ 89,263	$ 62,564	$ 66,252